Note 18 - Employee Benefit Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 354,342	$ 314,843	$ 358,957